SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following is information about reported segment results of operation:

	Software services	IT professional services	Unallocated expense	Total
2010

Total revenues	$46,262	$42,316	$-	$88,578
Expenses	36,556	39,249	3,435	79,240

Segment operating income (loss)	$9,706	$3,067	$(3,435)	$9,338

Depreciation and amortization	$3,610	$615	$341	$4,566

	Software services	IT professional services	Unallocated expense	Total
2011

Total revenues	$58,137	$55,191	$-	$113,328
Expenses	44,086	50,468	4,057	98,611

Segment operating income (loss)	$14,051	$4,723	$(4,057)	$14,717

Depreciation and amortization	$3,837	$853	$350	$5,040

2012

Total revenues	$65,410	$60,970	$-	$126,380
Expenses	50,497	55,456	4,019	109,972

Segment operating income (loss)	$14,913	$5,514	$(4,019)	$16,408

Depreciation and amortization	$5,937	$1,182	$344	$7,463

Schedule Of Revenues From Geographical Segments [Table Text Block]

The following table presents total revenues classified according to geographical destination for the years ended December 31, 2010, 2011 and 2012:

	Year ended December 31,
	2010	2011	2012

Israel	$4,405	$7,982	$11,561
Europe	21,788	24,351	29,139
United States	48,888	60,727	64,591
Japan	10,806	12,111	12,661
Other	2,691	8,157	8,428

	$88,578	$113,328	$126,380

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The Company's long-lived assets are located as follows:

	December 31,
	2011	2012

Israel	$39,567	$48,452
Europe	1,836	2,171
United States	16,225	15,459
Japan	6,804	6,164
Other	3,895	3,657

	$68,327	$75,903